Exhibit 99.2

Client Name:	RMF
Client Project Name:	RPIT 2021-1
Start - End Dates:	07/17/2021 - 07/21/2021
Deal Loan Count:	52

Conditions Report 2.0

Loans in Report:	52
Loans with Conditions:	45

6 - Total Active Conditions
5 - Material Conditions
5 - Property Valuations Review Scope
5 - Category: Value
1 - Non-Material Conditions
1 - Property Valuations Review Scope
1 - Category: Appraisal
67 - Total Satisfied Conditions

28 - Credit Review Scope
18 - Category: Income/Employment
7 - Category: Legal Documents
1 - Category: Terms/Guidelines
2 - Category: Title
39 - Property Valuations Review Scope
34 - Category: Appraisal
3 - Category: FEMA
1 - Category: Property
1 - Category: Value
0 - Total Waived Conditions

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